Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2024	2025
Management fees	Management fees – related party	805,640	1,036,200
Brokerage commissions	Voyage expenses – related party	1,102,384	834,616
Superintendent fees	Vessels’ operating expenses – related party	9,500	12,500
Crew management fees	Vessels’ operating expenses – related party	150,000	195,000
Executive compensation	General and administrative expenses	206,680	215,709
Commissions – vessels purchased	Vessels, net	710,000	1,523,500
Commissions – vessel sold	Net loss on sale of vessel	420,000	—
Rental expense	General and administrative expenses	38,738	40,532